UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares				Value
	COMMON STOCKS - 34.3%
	AGRICULTURE - 0.2%
2,202	Philip Morris International, Inc. ^			$ 190,671

	AIRLINES - 0.2%
7,032	United Continental Holding, Inc. ^*			215,953

	APPAREL - 0.7%
557	VF Corp. ^			110,871

	BANKS - 1.3%
2,120	Banco Latinoamericano de Comercio Exterior SA			52,830
10,080	Bank of America Corp.			139,104
2,650	Citigroup, Inc.			128,552
4,130	JP Morgan Chase & Co. ^			213,480
1,825	Nothern Trust Corp. ^			99,262
10,330	Regions Financial Corp.			95,656
2,953	US Bancorp ^			108,021
				836,905
	BEVERAGES - 0.6%
1,630	Beam, Inc. ^			105,380
2,665	Coca-Cola Co. ^			100,950
3,415	Embotelladora Andina SA			112,217
				318,547
	BIOTECHNOLOGY - 0.1%
1,383	Exact Sciences Corp. ^*			16,333
9,500	Exelixis, Inc. ^*			55,290
				71,623
	BUILDING MATERIALS - 0.4%
858	Lennox International, Inc. ^			64,573
744	Martin Marietta Materials, Inc. ^			73,038
4,060	Simpson Manufacturing Co., Inc.			132,234
711	Vulcan Materials Co. ^			36,837
				306,682
	CHEMICALS - 1.0%
1,010	Air Products & Chemicals, Inc.			107,636
889	Ashland, Inc. ^			82,215
710	CF Industries Holdings, Inc.			149,689
1,963	El du Pont de Nemours & Co. ^			114,953
3,380	RPM International, Inc.			122,356
1,860	Sociedad Quimica y Minera de Chile SA - ADR			56,823
				633,672
	COMMERCIAL SERVICES - 1.0%
1,529	Automatic Data Processing, Inc. ^			110,669
1,932	Bridgepoint Education, Inc. ^*			34,853
5,001	Great Lakes Dredge & Dock Corp. ^			37,107
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	COMMERCIAL SERVICES - 1.0% (Continued)
500	Hertz Global Holdings, Inc. ^*			$ 11,080
1,414	Huron Consulting Group, Inc. ^*			74,391
3,232	KAR Auction Services, Inc. ^			91,175
1,954	Korn/Ferry International ^*			41,816
2,921	Quanta Services, Inc. ^*			80,357
1,093	United Tentals, Inc. ^*			63,711
5,000	Vantiv, Inc. ^*			139,700
6,800	Western Union Co.			126,888
				811,747
	COMPUTERS - 1.4%
1,000	Apple, Inc. ^#			476,750
4,076	EMC Corp. ^			104,183
118	MICROS Systems, Inc. ^*			5,893
				586,826
	COSMETICS/PERSONAL CARE - 0.1%
1,812	Colgate-Palmolive Co. ^			107,452

	DISTRIBUTION/WHOLESALE - 0.1%
1,782	Arrow Electronics ^*			86,480
676	Watsco, Inc. ^			63,727
				150,207
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
37,612	Ellington Financial LLC ^			845,142
870	IntercontinentalExchange, Inc. ^*			157,835
				1,002,977
	ELECTRIC - 0.5%
1,874	Dominion Resources, Inc. ^			117,088
1,566	Duke Energy Corp. ^			104,577
2,422	Southern Co. ^			99,738
3,696	Xcel Energy, Inc. ^			102,047
				423,450
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,060	Hubbell, Inc. - Class B			111,024
900	Littelfuse, Inc.			70,398
				181,422
	ELECTRONICS - 0.4%
1,332	Honeywell International, Inc. ^			110,609
3,689	II-VI, Inc. ^*			69,427
1,196	Rogers Corp. ^*			71,138
2,460	TE Connectivity Ltd.			127,379
				378,553
	ENGINEERING & CONSTRUCTION - 0.2%
2,274	Foster Wheeler AG ^*			59,897

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	ENVIRONMENTAL CONTROL - 0.1%
1,514	Clean Harbors, Inc. ^*			$ 88,811
2,621	Waste Management, Inc. ^			108,090
				196,901
	FOOD - 0.1%
3,605	Mondelez International, Inc. ^			113,269

	FOREST PRODUCTS & PAPER - 0.2%
2,334	International Paper Co. ^			104,563

	HEALTHCARE-PRODUCTS - 0.4%
2,490	Cynosure, Inc. - Cl. A ^*			56,797
6,019	Guided Therapeutics, Inc. ^*			3,879
3,520	Patterson Cos, Inc.			141,504
				202,180
	HOME BUILDERS - 0.4%
6,740	Brookfield Residential Properties, Inc. *			155,155
772	Thor Industries, Inc. ^			44,807
4,242	Winnebago Industries, Inc. ^*			110,122
				310,084
	HOME FURNISHINGS - 0.1%
1,952	La-Z-Boy, Inc. ^			44,330

	INSURANCE - 1.0%
338	Alleghany Corp. *			138,462
1,303	American International Group, Inc. ^			63,365
1,638	Aon PLC ^			121,933
2,500	Arthur J Gallagher & Co.			109,125
4,786	Assured Guaranty Ltd. ^			89,738
1,248	Chubb Corp. ^			111,397
2,300	Horace Mann Educators Corp.			65,274
				699,294
	INTERNET - 0.2%
238	Equinix, Inc. ^*#			43,709

	LEISURE TIME - 0.1%
755	Artic Cat, Inc. ^			43,073
2,100	Brunswick Corp. ^			83,811
1,731	Harley-Davidson, Inc. ^			111,199
				238,083
	LODGING - 0.2%
4,500	Home Inns & Hotels Management, Inc. ^*			149,400

	MACHINERY-CONSTRUCTION & MINING - 0.2%
1,520	Caterpillar, Inc.			126,722

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	MACHINERY-DIVERSIFIED - 0.5%
1,180	Deere & Co.			$ 96,040
5,340	Xylem, Inc.			149,146
				245,186
	MEDIA - 0.7%
3,173	CBS Corp. - Class B ^#			175,023
8,364	News Corp. - Class A ^*			134,326
1,091	Sinclair Broadcast Group, Inc. ^			36,570
1,003	Time Warner Cable, Inc. - Class A ^			111,935
352	Tribune Co. ^*			22,208
				480,062
	MINING - 0.5%
3,350	Barrick Gold Corp.			62,377
2,030	Compass Minerals International, Inc.			154,828
4,680	Freeport-McMoRan Copper & Gold, Inc.			154,814
8,847	MAG Silver Corp. ^*			52,020
				424,039
	MISCELLANEOUS MANUFACTURING - 1.7%
3,930	Actuant Corp.			152,641
2,063	AO Smith Corp. ^			93,248
11,204	General Electric Co. ^			267,664
2,135	Ingersoll-Rand PLC ^#			138,647
4,430	ITT Corp.			159,259
1,090	Pall Corp.			83,974
2,280	Pentair Ltd.			148,063
1,060	SPX Corp.			89,718
				1,133,214
	OIL & GAS - 1.6%
880	Chevron Corp. ^			106,920
1,708	ConocoPhillips ^			118,723
3,992	Energy XXI Bermuda Ltd. ^			120,558
3,393	EPL Oil & Gas, Inc. ^*			125,914
2,601	Exxon Mobil Corp. ^			223,790
1,162	Total Fina Elf SA - ADR ^			67,303
2,875	Whiting Petroleum Corp. *			172,069
7,120	WPX Energy, Inc. *			137,131
				1,072,408
	OIL & GAS SERVICES - 0.1%
1,426	Schlumberger Ltd. ^			126,001
3,000	Willbros Group, Inc. ^*			27,540
				153,541
	PHARMACEUTICALS - 0.7%
2,978	Abbott Laboratories ^			98,840
1,228	Johnson & Johnson ^			106,455
2,244	Merck & Co., Inc. ^			106,837
3,702	Pfizer, Inc. ^			106,284
				418,416
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	PIPELINES - 0.3%
3,510	Williams Cos., Inc.			$ 127,624

	REAL ESTATE - 1.1%
3,700	Alexander & Baldwin, Inc. *			133,274
7,990	Brookfield Office Properties, Inc.			152,369
9,440	Cheung Kong Holdings Ltd.			143,929
1,250	Howard Hughes Corp *			140,463
				570,035
	REITS - 5.4%
6,996	American Assets Trust, Inc. ^			213,448
1,900	American Tower Corp. ^			140,847
1,505	AvalonBay Communities, Inc. ^			191,270
2,330	Boston Properties, Inc. ^			249,077
4,360	Camden Property Trust ^			267,878
1,635	Digital Realty Trust, Inc. ^			86,819
6,875	Douglas Emmett, Inc. ^			161,356
2,545	EastGroup Properties, Inc. ^			150,689
6,550	Extra Space Storage, Inc. ^			299,663
6,975	Host Hotels & Resorts, Inc. ^			123,248
3,450	Macerich Co. ^			194,718
13,397	NorthStar Realty Finance Corp. ^#			124,324
2,710	Plum Creek Timber Co., Inc.			126,909
3,840	Senior Housing Properties Trust			89,626
1,957	Simon Property Group, Inc. ^			290,086
1,180	Summit Hotel Properties, Inc. ^			10,844
				2,720,802
	RETAIL - 0.9%
1,182	Asbury Automotive Group, Inc. ^*			62,882
93	Chipotle Mexican Grill, Inc. ^*			39,869
2,560	Coach, Inc.			139,597
841	Conn's, Inc. ^*			42,084
1,390	Home Depot, Inc. ^			105,431
1,082	McDonald's Corp ^			104,099
3,480	Urban Outfitters, Inc. *			127,960
				621,922
	SEMICONDUCTORS - 1.6%
12,000	Advanced Micro Devices, Inc. ^*			45,600
5,232	Applied Micro Cicuits Corp. ^*			67,493
3,700	Lam Research Corp. ^*			189,403
2,812	Microchip Technology, Inc. ^			113,295
3,008	NVIDIA Corp. ^			46,804
4,465	QUALCOMM, Inc. ^			300,762
2,640	Skyworks Solutions, Inc. ^*			65,578
				828,935
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	SOFTWARE - 0.4%
6,056	Activision Blizzard, Inc. ^			$ 100,954
6,511	CDC Corp. ^* (a)			3,516
119,368	Trident Microsystems, Inc. ^* (a)			7,759
2,430	Vmware, Inc. - Cl. A ^*#			196,587
				308,816
	TELECOMMUNICATIONS - 1.0%
1,021	Aruba Networks, Inc. ^*			16,989
3,015	AT&T, Inc. ^			101,967
281	Ezchip Semiconductor Ltd. ^*			6,924
483	Plantronics, Inc. ^			22,242
75,200	Tellabs, Inc. ^			170,704
3,940	Verizon Communications, Inc. ^			183,840
1,821	Vodafone Group PLC ^			64,063
				566,729
	TEXTILES - 0.3%
353	Mohawk Industries, Inc. ^*			45,978

	TRANSPORTATION - 0.2%
709	Forward Air Corp. ^			28,608
2,419	Roadrunner Transportation Systems, Inc. ^*			68,313
774	Ryder Systems, Inc. ^			46,208
1,243	United Parcel Service, Inc. ^			113,573
1,886	Werner Enterprises, Inc. ^			44,000
				300,702
	TRUCKING & LEASING - 0.3%
2,619	GreenBrier Cos., Inc. ^*			64,768

	TOTAL COMMON STOCKS ( Cost - $17,734,361)			18,699,167

	MUTUAL FUNDS - 14.0%
	ASSET ALLOCATION FUND - 3.3%
87,032	361 Managed Futures Strategy Fund - Cl. I			1,000,870
26,652	Ivy Asset Strategy Fund - Cl. Y *			783,824
				1,784,694
	DEBT FUND - 3.1%
207,145	Oppenheimer Senior Floating Rate Fund - Cl. A			1,731,729

	EQUITY FUND - 7.6%
245,201	Calamos Market Neutral Income Fund - Cl. I			3,136,122
60,870	Convergence Core Plus Fund - Institutional Class			992,175
				4,128,297

	TOTAL MUTUAL FUNDS ( Cost - $7,052,418)			7,644,720

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	HEDGE FUND - 6.0%
3,000,000	Raven Rock Credit Fund, LP *(a)			$ 3,247,171
	TOTAL HEDGE FUND ( Cost - $3,000,000)

	EXCHANGE TRADED FUNDS - 2.9%
	DEBT FUND - 0.8%
4,984	iShares iBoxx $ High Yield Corporate Bond ETF			456,335

	EQUITY FUND - 2.1%
40,000	iPATH S&P 500 VIX Short-Term Futures ETN *			588,000
10,690	iShares International Select Dividend ETF			387,726
2,000	Vanguard S&P 500 ETF			154,000
				1,129,726

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,491,259)			1,586,061

	PREFERRED STOCK - 0.2%
	REITS - 0.2%	Dividend Rate	Maturity
2,264	Weyerhaeuser Co. ^	6.375%	7/1/2016	119,947
	TOTAL PREFERRED STOCK ( Cost - $116,393)

	BONDS & NOTES - 15.4%
Principal	ADVERTISING - 0.1%	Interest Rate
$ 24,000	Affinion Group, Inc. ^	11.500%	10/15/2015	20,880

	APPAREL - 0.1%
55,683	Kellwood Co. ^	12.875%	12/31/2014	55,961

	BANKS - 10.8%
1,500,000	BNP Paribas SA	0.000%	12/29/2017	1,542,900
108,000	Emigrant Bancorp, Inc. - 144A ^	6.250%	6/15/2014	107,595
1,000,000	Goldman Sachs Group, Inc. ^	0.000%	2/26/2018	1,144,178
500,000	Goldman Sachs Group, Inc. ^	0.000%	4/2/2018	534,979
1,000,000	Goldman Sachs Group, Inc. + - Based on the S&P 500 Index	0.000%	11/30/2018	950,709
1,500,000	Morgan Stanley+ - Based on the EURO STOXX 50 Index	0.000%	2/24/2023	1,607,850
				5,888,211
	CHEMICALS - 0.2%
104,000	Rockwood Specialties Group, Inc. ^	4.625%	10/15/2020	104,520

	COAL - 0.1%
35,000	SunCoke Energy, Inc. ^	7.625%	8/1/2019	37,538

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,000,000	Credit Suisse Securities USA LLC ^	0.000%	6/1/2017	1,162,100

	ENTERTAINMENT - 0.4%
38,768	Chukchansi Economic Development Authority (b) ^	9.750%	5/30/2020	22,437
372,768	Chukchansi Economic Development Authority - 144A (b) ^	9.750%	5/30/2020	212,478
				234,915
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Principal		Interest Rate	Maturity	Value
	ENVIRONMENTAL CONTROL - 0.1%
$ 61,000	Tervita Corp. ^	9.750%	11/1/2019	$ 56,578

	HEALTHCARE-PRODUCTS - 0.1%
45,000	Kinetic Concepts, Inc. ^	12.500%	11/1/2019	47,025

	HOME EQUITY ABS - 0.1%
34,701	Countrywide Asset-Backed Certificates ^	5.810%	11/25/2036	32,387

	HOUSEHOLD PRODUCTS / WARES - 0.1%
78,000	Armored Autogroup, Inc. ^	9.250%	11/1/2018	70,395

	LODGING - 0.1%
52,883	Inn of the Moutain Gods Resort & Casino - 144A ^	1.250%	11/30/2020	50,239

	MEDIA - 0.3%
79,000	Clear Channel Communications, Inc. ^	5.500%	9/15/2014	77,618
63,298	Clear Channel Communications, Inc. ^	11.000%	8/1/2016	56,968
32,000	Clear Channel Communications, Inc. ^	5.500%	12/15/2016	24,320
				158,906
	OIL & GAS - 0.2%
39,000	Endeavour International Corp. ^	12.000%	3/1/2018	40,560
72,000	EPL Oil & Gas, Inc. ^	8.250%	2/15/2018	75,960
				116,520
	RETAIL - 0.4%
89,000	Bon-Ton Department Stores, Inc. ^	10.625%	7/15/2017	89,000
45,000	JC Penny Corp., Inc. ^	6.875%	10/15/2015	40,950
30,000	JC Penny Corp., Inc. ^	7.950%	4/1/2017	25,725
53,000	Neebo, Inc. - 144A ^	15.000%	6/30/2016	55,650
5,300	Neebo, Inc. ^	15.000%	6/30/2016	5,565
				216,890
	TELECOMMUNICATIONS - 0.2%
165,000	Alaska Communications Systems Group - 144A @ ^	6.250%	5/1/2018	141,281

	TOTAL BONDS & NOTES ( Cost - $7,860,483)			8,394,346

	PRIVATE NOTES - 6.8%
2,200,000	Aequitas Capital (a)	13.000%	12/21/2013	2,200,000
1,500,000	Aequitas Capital (a)	11.000%	7/5/2014	1,500,000
	TOTAL PRIVATE NOTES ( Cost - $3,700,000)			3,700,000

	OPTIONS PURCHASED * - 0.4%
Contracts**	CALL OPTIONS PURCHASED - 0.3%
	Apple, Inc.
4	Expiration October 2013, Exercise Price $490.00			4,720
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Contracts**				Value
	CALL OPTIONS PURCHASED - 0.3% (continued)
	CurrencyShares Euro Trust
134	Expiration October 2013, Exercise Price $133.00			$ 18,425
	eBay, Inc.
56	Expiration October 2013, Exercise Price $50.00			33,600
	Equinix, Inc.
4	Expiration January 2014, Exercise Price $200.00			2,680
	F5 Networks, Inc.
14	Expiration November 2013, Exercise Price $90.00			5,614
	Microsoft Corp.
59	Expiration October 2013, Exercise Price $33.00			4,720
	Nokia Corporation
374	Expiration October 2013, Exercise Price $5.50			40,018
	Qualcomm, Inc.
28	Expiration November 2013, Exercise Price $67.50			6,244
	T-Mobile US, Inc.
40	Expiration November 2013, Exercise Price $26.00			6,400
	Verisign, Inc.
30	Expiration October 2013, Exercise Price $50.00			3,660
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,654)			126,081

	PUT OPTIONS PURCHASED - 0.1%
	iShares MSCI Emerging Markets ETF
108	Expiration October 2013, Exercise Price $37.00			1,080
	iShares MSCI Emerging Markets ETF
93	Expiration October 2013, Exercise Price $39.00			3,069
	iShares Russell 2000 ETF
80	Expiration November 2013, Exercise Price $98.00			5,920
	JC Penny Co., Inc.
27	Expiration January 2014, Exercise Price $8.00			3,105
	Pandora Media, Inc.
112	Expiration November 2013, Exercise Price $24.00			17,920
	SPDR S&P 500 ETF Trust
20	Expiration October 2013, Exercise Price $163.00			1,640
	SPDR S&P 500 ETF Trust
177	Expiration October 2013, Exercise Price $167.00			30,267
	Vmware, Inc.
18	Expiration October 2013, Exercise Price $85.00			9,360
	TOTAL PUT OPTIONS PURCHASED (Cost - $99,284)			72,361

	TOTAL OPTIONS PURCHASED ( Cost - $168,938)			198,442

	TOTAL INVESTMENTS ( Cost - $41,123,852) (c) - 80.0%			$ 43,589,854
	SECURITIES SOLD SHORT ( Proceeds - $5,086,280)(c) - (9.6)%			(5,224,622)
	OPTION CONTRACTS WRITTEN (Premiums Received - $118,662)(c) - (0.2)%			(118,185)
	OTHER ASSETS LESS LIABILITIES - 29.8%			16,226,256
	NET ASSETS - 100.0%			$ 54,473,303
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	SECURITIES SOLD SHORT* - (9.6) %
	COMMON STOCKS - (3.2)%
	APPAREL - (0.2)%
(812)	Carter's, Inc.			$ (61,623)
(706)	Columbia Sportswear Co.			(42,522)
				(104,145)
	BUILDING MATERIALS - (0.2)%
(7,882)	Headwaters, Inc.			(70,859)
(1,860)	Quanex Building Products Corp.			(35,024)
				(105,883)
	COMMERCIAL SERVICES - (0.1)%
(921)	Caspella Education Co.			(52,092)
(954)	ExlService Holdings, Inc.			(27,170)
				(79,262)
	COMPUTERS - (0.1)%
(1,233)	Netscout Systems, Inc.			(31,528)

	DISTRIBUTION / WHOLESALE - (0.3)%
(3,651)	LKQ Corp.			(116,321)
(140)	WW Grainger, Inc.			(36,639)
				(152,960)
	ELECTRONICS - (0.1)%
(1,089)	FARO Technologies, Inc.			(45,923)
(853)	National Instruments Corp.			(26,383)
				(72,306)
	HOME FURNISHING - (0.1)%
(2,229)	Select Comfort Corp.			(54,276)

	HOUSEWARES - (0.1)%
(441)	Newell Rubbermaid, Inc.			(12,128)

	INTERNET - (0.3)%
(101)	LinkedIn Corp.			(24,852)
(3,000)	VeriSign, Inc.			(152,670)
				(177,522)
	MACHINERY-DIVERSIFIED - (0.1)%
(948)	IDEX Corp.			(61,857)

	METAL FABRICATE / HARDWARE - (0.1)%
(514)	CIRCOR International, Inc.			(31,961)

	MISCELLANEOUS MANUFACTURING - (0.1)%
(1,254)	American Railcar Industries, Inc.			(49,194)
(236)	Crane Co.			(14,554)
				(63,748)
	REITS - (0.1)%
(9,427)	Hersha Hospitality Trust			(52,697)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	RETAIL - (0.5)%
(548)	Buffalo Wild Wings, Inc.			$ (60,949)
(577)	Cabela's Inc.			(36,368)
(489)	DSW, Inc.			(41,722)
(1,186)	MSC Industrial Direct Co., Inc.			(96,481)
(781)	Noodles & Co.			(33,325)
				(268,845)
	SEMICONDUCTORS - (0.4)%
(511)	Cabot Microelectronics Corp.			(19,684)
(3,862)	Freescale Semiconductor Ltd.			(64,302)
(6,505)	Lattice Semiconductor Corp.			(29,012)
(4,131)	Teredyne, Inc.			(68,244)
(626)	Ultratech, Inc.			(18,968)
				(200,210)
	SOFTWARE - (0.2)%
(751)	Bottomline Technologies, Inc.			(20,938)
(4,500)	Electronic Arts, Inc.			(114,975)
				(135,913)
	TELECOMMUNICATIONS - (0.2)%
(1,297)	IPG Photonics Corp.			(73,034)
(607)	ViaSat, Inc.			(38,696)
				(111,730)

	TOTAL COMMON STOCKS - (Proceeds - $1,628,075)			(1,716,971)

	EXCHANGE TRADED FUNDS - (6.4)%
	ASSET ALLOCATION FUNDS - (3.6)%
(14,900)	CurrencyShares Euro Trust			(1,994,365)

	COMMODITY FUNDS - (0.1)%
(2,043)	iShares Silver Trust			(42,678)

	DEBT FUNDS - (0.1)%
(1,556)	SPDR Barclays High Yield Bond ETF			(61,991)

	EQUITY FUNDS - (2.6)%
(907)	Energy Select Sector SPDR Fund			(75,172)
(4,220)	iShares Russell 2000 ETF			(449,936)
(685)	Market Vectors Semiconductor ETF			(27,338)
(4,586)	SPDR S&P 500 ETF Trust			(770,907)
(2,662)	Technology Select Sector SPDR Fund			(85,264)
				(1,408,617)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,458,205)			(3,507,651)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,086,280)			(5,224,622)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Contracts***				Value
	OPTIONS CONTRACTS WRITTEN * - (0.2) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.1) %
	CBS Corp.
(6)	Expiration December 2013, Exercise Price $60.00			(600)
	eBay, Inc.
(56)	Expiration October 2013, Exercise Price $55.00			(12,544)
	Ingersoll-Rand PLC
(8)	Expiration October 2013, Exercise Price $67.50			(440)
	iShares Russell 2000 ETF
(32)	Expiration September 2013, Exercise Price $107.00			(32)
	iShares MSCI Emerging Markets ETF
(205)	Expiration October 2013, Exercise Price $43.00			(2,665)
	Nokia Corporation
(374)	Expiration October 2013, Exercise Price $6.00			(22,066)
	NorthStar Realty Finance Corp.
(17)	Expiration December 2013, Exercise Price $10.00			(255)
	S&P 500 Index
(4)	Expiration October 2013, Exercise Price $1,690.00			(4,280)
	S&P 500 Index
(4)	Expiration October 2013, Exercise Price $1,675.00			(9,456)
	S&P 500 Index
(5)	Expiration October 2013, Exercise Price $1,670.00			(15,035)
	S&P 500 Index
(5)	Expiration October 2013, Exercise Price $1,695.00			(1,455)
	S&P 500 Index
(5)	Expiration November 2013, Exercise Price $1,735.00			(3,680)
	SPDR S&P 500 ETF Trust
(176)	Expiration September 2013, Exercise Price $171.00			(176)
	T-Mobile US, Inc.
(41)	Expiration November 2013, Exercise Price $29.00			(2,132)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $66,169)			(74,816)

	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	Apple, Inc.
(4)	Expiration October 2013, Exercise Price $475.00			(2,120)
	Broadcom Corp.
(60)	Expiration November 2013, Exercise Price $28.00			(14,220)
	Equinix, Inc.
(4)	Expiration January 2014, Exercise Price $165.00			(2,440)
	Equinix, Inc.
(4)	Expiration October 2013, Exercise Price $160.00			(130)
	Fortinet, Inc.
(76)	Expiration December 2013, Exercise Price $15.00			(1,330)
	Intuit
(37)	Expiration October 2013, Exercise Price $67.50			(6,845)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Contracts***				Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) % (Continued)
	iShares Russell 2000 ETF
(53)	Expiration September 2013, Exercise Price $105.00			$ (53)
	iShares Russell 2000 ETF
(40)	Expiration October 2013, Exercise Price $103.00			(2,920)
	JC Penney Co., Inc.
(27)	Expiration January 2014, Exercise Price $5.00			(810)
	SPDR S&P 500 ETF Trust
(20)	Expiration October 2013, Exercise Price $155.00			(520)
	SPDR S&P 500 ETF Trust
(177)	Expiration October 2013, Exercise Price $160.00			(9,381)
	T-Mobile US, Inc.
(40)	Expiration November 2013, Exercise Price $20.00			(560)
	Vmware, Inc.
(24)	Expiration October 2013, Exercise Price $80.00			(2,040)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $52,493)			(43,369)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $118,662)			$ (118,185)

** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2013.
# Subject to call option written
+ Structured Notes
@ - Convertible bond
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $566,634 or 1.1% of net assets.
ABS - Asset-Backed Security
ADR - American Depositary Receipt
ETN - Exchange Traded Notes
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $6,958,446 or 12.8%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(b) Defaulted on interest payments; non-income producing security
(c) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $36,185,206 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
Unrealized Appreciation:	$ 2,743,136
Unrealized Depreciation:	(681,295)
Net Unrealized Appreciation:	$ 2,061,841

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares				Value
	COMMON STOCKS - 32.1%
	AGRICULTURE - 0.2%
1,253	Philip Morris International, Inc. ^			$ 108,497

	AIRLINES - 0.7%
11,724	United Continental Holdings, Inc. ^*			360,044

	APPAREL - 0.1%
346	VF Corp. ^			68,871

	BANKS - 2.1%
2,500	Banco Latinoamericano de Comercio Exterior SA			62,300
11,900	Bank of America Corp.			164,220
2,650	Citigroup, Inc.			128,552
6,810	JPMorgan Chase & Co. ^			352,009
1,139	Northern Trust Corp. ^			61,950
12,140	Regions Financial Corp.			112,416
1,860	US Bancorp ^			68,039
				949,486
	BEVERAGES - 0.5%
818	Beam, Inc. ^			52,884
1,661	Coca-Cola Co. ^			62,919
4,025	Embotelladora Andina SA			132,261
				248,064
	BIOTECHNOLOGY - 0.2%
1,309	Exact Sciences Corp. ^*			15,459
15,500	Exelixis, Inc. ^*			90,210
				105,669
	BUILDING MATERIALS - 0.7%
809	Lennox International, Inc. ^			60,885
705	Martin Marietta Materials, Inc. ^			69,210
4,800	Simpson Manufacturing Co., Inc.			156,336
675	Vulcan Materials Co. ^			34,972
				321,403
	CHEMICALS - 1.4%
1,190	Air Products & Chemicals, Inc.			126,818
503	Ashland, Inc. ^			46,517
840	CF Industries Holdings, Inc.			177,097
1,243	El du Pont de Nemours & Co. ^			72,790
3,990	RPM International, Inc.			144,438
2,200	Sociedad Quimica y Mindera de Chile SA - ADR			67,210
				634,870
	COMMERCIAL SERVICES - 1.8%
962	Automatic Data Processing, Inc. ^			69,630
1,825	Bridgepoint Education, Inc. ^*			32,923
4,728	Great Lakes Dredge & Dock Corp. ^			35,082
400	Hertz Global Holdings, Inc. ^*			8,864
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	COMMERCIAL SERVICES - 1.8% (Continued)
1,340	Huron Consulting Group, Inc. ^*			$ 70,497
3,057	KAR Auction Services, Inc. ^			86,238
1,846	Korn/Ferry International ^*			39,504
2,760	Quanta Services, Inc. ^*			75,928
1,032	United Rentals, Inc. ^*			60,155
8,400	Vantiv, Inc. ^*			234,696
8,010	Western Union Co.			149,467
				862,984
	COMPUTERS - 1.8%
1,700	Apple, Inc. ^#			810,475
2,497	EMC Corp. ^			63,823
112	MICROS Systems, Inc. ^*			5,593
				879,891
	COSMETICS/PERSONAL CARE - 0.1%
1,138	Colgate-Palmolive Co. ^			67,483

	DISTRIBUTION/WHOLESALE - 0.3%
1,684	Arrow Electronics, Inc. ^*			81,725
641	Watsco, Inc. ^			60,427
				142,152
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,490	IntercontinentalExchange, Inc. ^*			270,316

	ELECTRIC - 0.6%
1,181	Dominion Resources, Inc. ^			73,789
987	Duke Energy Corp. ^			65,912
1,514	Southern Co. ^			62,346
2,323	Xcel Energy, Inc. ^			64,138
				266,185
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,250	Hubbell, Inc. - Class B			130,925
1,100	Littelfuse, Inc.			86,042
				216,967
	ELECTRONICS - 0.7%
838	Honeywell International, Inc. ^			69,588
3,488	II-VI, Inc. ^*			65,644
1,131	Rogers Corp. ^*			67,272
2,900	TE Connectivity Ltd.			150,162
				352,666
	ENGINEERING & CONSTRUCTION - 0.1%
2,152	Foster Wheeler AG ^*			56,684

	ENVIRONMENTAL CONTROL - 0.3%
1,432	Clean Harbors, Inc. ^*			84,001
1,651	Waste Management, Inc. ^			68,087
				152,088
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	FOOD - 0.1%
2,277	Mondelez International, Inc. ^			$ 71,543

	FOREST PRODUCTS & PAPER - 0.1%
1,483	International Paper Co. ^			66,438

	HEALTHCARE-PRODUCTS - 0.5%
2,354	Cynosure, Inc. - Cl. A ^*			53,695
4,198	Guided Therapeutics, Inc. ^*			2,706
4,160	Patterson Cos, Inc.			167,232
				223,633
	HOME BUILDERS - 0.7%
7,950	Brookfield Residential Properties, Inc. *			183,009
731	Thor Industries, Inc. ^*			42,427
4,009	Winnebago Industries, Inc. ^*			104,074
				329,510
	HOME FURNISHINGS - 0.1%
1,846	La-Z-Boy, Inc. ^			41,923

	INSURANCE - 1.2%
399	Alleghany Corp. *			163,450
661	American International Group, Inc. ^			32,144
1,033	Aon PLC ^			76,897
2,870	Arthur J Gallagher & Co.			125,276
2,404	Assured Guaranty Ltd. ^			45,075
780	Chubb Corp. ^			69,623
2,700	Horace Mann Educators Corp.			76,626
				589,091
	INTERNET - 0.1%
130	Equinix, Inc. ^*#			23,875

	LEISURE TIME - 0.5%
715	Artic Cat, Inc. ^			40,791
1,986	Brunswick Corp. ^			79,261
1,636	Harley-Davidson, Inc. ^			105,097
				225,149
	LODGING - 0.5%
7,400	Home Inns & Hotels Management, Inc. ^*			245,680

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,900	Caterpillar, Inc.			158,403

	MACHINERY-DIVERSIFIED - 0.6%
1,390	Deere & Co.			113,132
6,290	Xylem, Inc.			175,680
				288,812
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	MEDIA - 0.5%
1,613	CBS Corp.- Class B ^#			$ 88,973
4,264	News Corp. - Class A ^*			68,480
503	Sinclair Broadcast Group, Inc. ^			16,861
639	Time Warner Cable, Inc. - Class A ^			71,312
177	Trubune Co. ^*			11,167
				256,793
	MINING - 1.0%
3,950	Barrick Gold Corp.			73,549
2,390	Compass Minerals International, Inc.			182,285
5,510	Freeport-McMoRan Copper & Gold, Inc.			182,271
4,441	MAG Silver Corp. ^*			26,113
				464,218
	MISCELLANEOUS MANUFACTURING - 2.6%
3,930	Actuant Corp.			152,641
1,949	AO Smith Corp. ^			88,095
14,025	General Electric Co. ^			335,057
1,035	Ingersoll-Rand PLC ^#			67,213
5,240	ITT Corp.			188,378
1,290	Pall Corp.			99,382
2,690	Pentair Ltd.			174,689
1,060	SPX Corp.			89,718
				1,195,173
	OIL & GAS - 1.8%
553	Chevron Corp. ^			67,190
1,083	ConocoPhillips ^			75,279
2,006	Energy XXI Bermuda Ltd. ^			60,581
1,702	EPL Oil & Gas, Inc. ^*			63,161
2,422	Exxon Mobil Corp. ^			208,389
583	Total Fina Elf SA -ADR ^			33,767
3,375	Whiting Petroleum Corp. *			201,994
8,390	WPX Energy, Inc. *			161,591
				871,952
	OIL & GAS SERVICES - 0.2%
912	Schlumberger Ltd. ^			80,584
2,837	Willbros Group, Inc. ^*			26,044
				106,628
	PHARMACEUTICALS - 0.5%
1,860	Abbott Laboratories ^			61,733
778	Johnson & Johnson ^			67,445
1,403	Merck & Co., Inc. ^			66,797
2,315	Pfizer, Inc. ^			66,464
				262,439
	PIPELINES - 0.3%
4,150	Williams Cos., Inc.			150,894
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	REAL ESTATE - 1.3%
3,700	Alexander & Baldwin, Inc. *			$ 133,274
9,420	Brookfield Office Properties, Inc.			179,639
11,150	Cheung Kong Holdings Ltd.			170,001
1,460	Howard Hughes Corp. *			164,060
				646,974
	REITS - 0.7%
6,727	NorthStar Realty Finance Corp. ^#			62,427
3,210	Plum Creek Timber Co., Inc.			150,324
4,340	Senior Housing Properties Trust			101,296
1,116	Summit Hotel Properties, Inc. ^			10,256
				324,303
	RETAIL - 1.2%
1,120	Asbury Automotive Group, Inc. ^*			59,584
88	Chipotle Mexican Grill, Inc. ^*			37,726
3,020	Coach, Inc.			164,681
795	Conn's, Inc. ^*			39,782
871	Home Depot, Inc. ^			66,065
673	McDonald's Corp. ^			64,749
4,110	Urban Outfitters, Inc. *			151,125
				583,712
	SEMICONDUCTORS - 2.1%
20,100	Advanced Micro Devices, Inc. ^*			76,380
4,948	Applied Micro Circuits Corp. ^*			63,829
6,100	Lam Research Corp. ^*			312,259
1,778	Microchip Technology, Inc. ^			71,636
2,843	NVIDIA Corp. ^			44,237
5,665	QUALCOMM, Inc. ^			381,594
2,495	Skyworks Solutions, Inc. ^*			61,976
				1,011,911
	SOFTWARE - 0.8%
2,620	Activision Blizzard, Inc. ^			43,675
4,347	CDC Corp. ^* (a)			2,347
79,632	Trident Microsystems, Inc. ^* (a)			5,176
4,050	Vmware, Inc. - Cl. A ^*#			327,645
				378,843
	TELECOMMUNICATIONS - 1.1%
966	Aruba Networks, Inc. ^*			16,074
1,877	AT&T, Inc. ^			63,480
265	Ezchip Semiconductor Ltd. ^*			6,530
455	Plantronics, Inc. ^			20,953
123,400	Tellabes, Inc. ^			280,118
2,233	Verizon Communications, Inc. ^			104,192
928	Vodafone Group PLC ^			32,647
				523,994
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	TEXTILES - 0.1%
335	Mohawk Industries, Inc. ^*			$ 43,634

	TRANSPORTATION - 0.4%
669	Forwatd Air Corp. ^			26,994
1,067	Roadrunner Transportation Systems, Inc. ^*			30,132
732	Ryder Systems, Inc. ^			43,700
775	United Parcel Service, Inc. ^			70,812
1,783	Werner Enterprises, Inc. ^			41,597
				213,235
	TRUCKING & LEASING - 0.1%
2,476	Greenbrier Cos., Inc. ^*			61,231

	TOTAL COMMON STOCKS ( Cost - $14,213,701)			15,424,311

	MUTUAL FUNDS - 23.4%
	ASSET ALLOCATION FUND - 4.7%
87,032	361 Managed Futures Strategy Fund - Cl. I			1,000,870
42,662	Ivy Asset Strategy Fund - Cl. Y *			1,254,676
				2,255,546
	EQUITY FUND - 18.7%
117,955	Calamos Market Neutral Income Fund - Cl. I			1,508,650
16,825	CGM Focus Fund *			612,587
145,239	Convergence Core Plus Fund - Institutional Class			2,367,402
12,839	Fairholme Fund *			510,103
39,530	Oppenheimer Developing Markets Fund - Cl. Y			1,445,204
187,857	Robeco Boston Pertners Long/Short Research Fund - Institutional Shares			2,545,458
				8,989,404

	TOTAL MUTUAL FUNDS ( Cost - $9,548,929)			11,244,950

	HEDGE FUND - 5.0%
2,234,292	Raven Rock Credit Fund, LP *(a)			2,418,376
	TOTAL HEDGE FUND ( Cost - $2,250,000)

	EXCHANGE TRADED FUNDS - 3.5%
	EQUITY FUND - 3.5%
21,675	Vanguard S&P 500 ETF			1,668,975
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,482,253)

		Dividend Rate	Maturity
	PREFERRED STOCK - 0.1%
	REITS - 0.1%
941	Weyerhaeuser Co. ^	6.375%	7/1/2016	49,854
	TOTAL PREFERRED STOCK (Cost - $48,037)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Principal		Interest Rate	Maturity	Value
	BONDS & NOTES - 12.1%
	ADVERTISING - 0.1%
$ 16,000	Affinion Group, Inc. ^	11.500%	10/15/2015	$ 13,920

	APPAREL - 0.1%
37,822	Kellwood Co. ^	12.875%	12/31/2014	38,011

	BANKS - 5.4%
72,000	Emigrant Bancorp, Inc. - 144A ^	6.250%	6/15/2014	71,730
1,500,000	Goldman Sachs Group, Inc.+ - Based on the S&P 500 Index	0.000%	4/2/2018	1,604,936
1,000,000	Goldman Sachs Group, Inc.	0.000%	11/30/2018	950,710
				2,627,376
	CHEMICALS - 0.1%
52,000	Rockwood Specialties Group, Inc. ^	4.625%	10/15/2020	52,260

	COAL - 0.1%
23,000	SunCoke Energy, Inc. ^	7.625%	8/1/2019	24,667

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
2,000,000	Credit Suisse Securities USA LLC	0.000%	6/1/2017	2,324,200

	ENTERTAINMENT - 0.3%
25,845	Chukchansi Economic Development Authority (b)^	9.750%	5/30/2020	14,958
210,738	Chukchansi Economic Development Authority - 144A (b)^	9.750%	5/30/2020	120,121
				135,079
	ENVIRONMENTAL CONTROL - 0.1%
40,000	Tervita Corp. ^	9.750%	11/1/2019	37,100

	HEALTHCARE-PRODUCTS - 0.1%
30,000	Kinetic Concepts, Inc. ^	12.500%	11/1/2019	31,350

	HOME EQUITY ABS - 0.1%
23,134	Countrywide Asset-Backed Certificates ^	5.810%	11/25/2036	21,591

	HOUSEHOLD PRODUCTS / WARES - 0.1%
39,000	Armored Autogroup, Inc. ^	9.250%	11/1/2018	35,198

	LODGING - 0.1%
35,588	Inn of the Moutain Gods Resort & Casino - 144A ^	1.250%	11/30/2020	33,809

	MEDIA - 0.2%
53,000	Clear Channel Communications, Inc. ^	5.500%	9/15/2014	52,072
42,819	Clear Channel Communications, Inc. ^	11.000%	8/1/2016	38,537
21,000	Clear Channel Communications, Inc. ^	5.500%	12/15/2016	15,960
				106,569
	OIL & GAS - 0.2%
26,000	Endeavour International Corp. ^	12.000%	3/1/2018	27,040
48,000	EPL Oil & Gas, Inc. ^	8.250%	2/15/2018	50,640
				77,680
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Principal		Interest Rate	Maturity	Value
	RETAIL - 0.3%
$ 60,000	Bon-Ton Department Stores, Inc. ^	10.625%	7/15/2017	$ 60,000
30,000	JC Penny Corp., Inc. ^	6.875%	10/15/2015	27,300
20,000	JC Penny Corp., Inc. ^	7.950%	4/1/2017	17,150
35,000	Neebo, Inc. - 144A ^	15.000%	6/30/2016	36,750
3,500	Neebo, Inc. ^	15.000%	6/30/2016	3,675
				144,875
	TELECOMMUNICATIONS - 0.2%
110,000	Alaska Communications Systems Group, Inc. - 144A @ ^	6.250%	5/1/2018	94,188

	TOTAL BONDS & NOTES ( Cost - $5,383,321)			5,797,873

	PRIVATE NOTES - 7.3%
3,500,000	Aequitas Capital (a)	11.000%	7/5/2014	3,500,000
	TOTAL PRIVATE NOTES ( Cost - $3,500,000)

Contracts**
	OPTIONS PURCHASED * - 0.6%
	CALL OPTIONS PURCHASED - 0.4%
	Apple, Inc.
7	Expiration October 2013, Exercise Price $490.00			8,260
	CurrencyShares Euro Trust
221	Expiration October 2013, Exercise Price $133.00			30,388
	eBay, Inc.
92	Expiration October 2013, Exercise Price $50.00			55,200
	Equinix, Inc.
2	Expiration Janaury 2014, Exercise Price $200.00			1,340
	F5 Networks, Inc.
23	Expiration November 2013, Exercise Price $90.00			9,223
	Microsoft Corp.
98	Expiration October 2013, Exercise Price $33.00			7,840
	Nokia Corporataion
618	Expiration October 2013, Exercise Price $5.50			66,126
	Qualcomm Incorporated
46	Expiration November 2013, Exercise Price $67.50			10,258
	T-Mobile US, Inc.
27	Expiration November 2013, Exercise Price $26.00			4,320
	VeriSign, Inc.
38	Expiration October 2013, Exercise Price $50.00			4,636
	TOTAL CALL OPTIONS PURCHASED (Cost - $103,712)			197,591

	PUT OPTIONS PURCHASED - 0.2%
	iShares MSCI Emerging Markets ETF
181	Expiration October 2013, Exercise Price $37.00			1,810
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Contracts**				Value
	PUT OPTIONS PURCHASED - 0.2% (Continued)
	iShares MSCI Emerging Markets ETF
154	Expiration October 2013, Exercise Price $39.00			$ 5,082
	iShares Russell 2000 ETF
40	Expiration November 2013, Exercise Price $98.00			2,960
	JC Penny Co., Inc.
18	Expiration January 2014, Exercise Price $8.00			2,070
	Pandora Media, Inc.
185	Expiration November 2013, Exercise Price $24.00			29,600
	SPDR S&P 500 ETF Trust
293	Expiration October 2013, Exercise Price $167.00			50,103
	SPDR S&P 500 ETF Trust
10	Expiration October 2013, Exercise Price $163.00			820
	Vmware, Inc.
30	Expiration October 2013, Exercise Price $85.00			15,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $141,560)			108,045

	TOTAL OPTIONS PURCHASED ( Cost - $245,273)			305,636

	TOTAL INVESTMENTS ( Cost - $36,671,514) (c) - 84.1%			$ 40,409,975
	SECURITIES SOLD SHORT ( Proceeds - $6,958,543)(c) - (14.7)%			(7,070,266)
	OPTION CONTRACTS WRITTEN (Premiums Received - $136,190)(c) - (0.3)%			(149,393)
	OTHER ASSETS LESS LIABILITIES - 30.9%			14,841,316
	NET ASSETS - 100.0%			$ 48,031,632

	SECURITIES SOLD SHORT* - (14.7) %
	COMMON STOCKS - (3.6)%
Shares	APPAREL - (0.2)%
(768)	Carter's, Inc.			(58,284)
(669)	Columbia Sportswear Co.			(40,294)
				(98,578)
	BUILDING MATERIALS - (0.2)%
(7,450)	Headwaters, Inc.			(66,976)
(1,759)	Quanex Building Products Corp.			(33,122)
				(100,098)
	COMMERCIAL SERVICES - (0.2)%
(872)	Capella Education Co.			(49,320)
(903)	ExlService Holdings, Inc.			(25,717)
				(75,037)
	COMPUTERS - (0.1)%
(1,165)	Netscout Systems, Inc.			(29,789)

	DISTRIBUTION / WHOLESALE - (0.3)%
(3,455)	LKQ Corp.			(110,076)
(132)	WW Grainger, Inc.			(34,546)
				(144,622)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	ELECTRONICS - (0.1)%
(1,028)	FARO Technologies, Inc.			$ (43,351)
(805)	National Instruments Corp.			(24,899)
				(68,250)
	HOME FURNISHINGS - (0.1)%
(2,110)	Select Comfort Corp.			(51,378)

	HOUSEWARES - (0.1)%
(416)	Newell Rubbermaid, Inc.			(11,440)

	INTERNET - (0.5)%
(128)	LinkedIn Corp.			(31,496)
(3,800)	VeriSign, Inc.			(193,382)
				(224,878)
	MACHINERY - DIVERSIFIED - (0.1)%
(895)	IDEX Corp.			(58,399)

	METAL FRABRICATE / HARDWARE - (0.1)%
(478)	CIRCOR International, Inc.			(29,722)

	MISCELLANEOUS MANUFACTURING - (0.1)%
(1,185)	American Railcar Industries, Inc.			(46,488)
(224)	Crane Co.			(13,814)
				(60,302)
	REITS - (0.1)%
(8,911)	Hersha Hospitality Trust			(49,812)

	RETAIL - (0.5)%
(520)	Buffalo Wild Wings, Inc.			(57,834)
(545)	Cabela's, Inc.			(34,351)
(463)	DSW, Inc.			(39,503)
(1,120)	MSC Industrial Direct Co., Inc.			(91,112)
(740)	Noodles & Co.			(31,576)
				(254,376)
	SEMICONDUCTORS - (0.4)%
(481)	Cabot Microelectronics Corp.			(18,528)
(3,651)	Freescale Semiconductor Ltd.			(60,789)
(6,153)	Lattice Semiconductor Corp.			(27,442)
(3,908)	Teredyne, Inc.			(64,560)
(592)	Ultratech, Inc.			(17,938)
				(189,257)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares				Value
	SOFTWARE - (0.3)%
(709)	Bottomline Technologies, Inc.			$ (19,767)
(5,700)	Electronic Arts, Inc.			(145,635)
				(165,402)
	TELECOMMUNICATIONS - (0.2)%
(1,227)	IPG Photonics Corp.			(69,092)
(574)	ViaSat, Inc.			(36,593)
				(105,685)

	TOTAL COMMON STOCKS - (Proceeds - $1,612,951)			(1,717,025)

	EXCHANGE TRADED FUNDS - (11.1)%
	ASSET ALLOCATION FUNDS - (6.8)%
(24,700)	CurrencyShares Euro Trust			(3,306,095)

	COMMODITY FUNDS - (0.1)%
(1,034)	iShares Silver Trust			(21,600)

	DEBT FUND - (0.1)%
(1,038)	SPDR Barclays High Yield Bond ETF			(41,354)

	EQUITY FUNDS - (4.1)%
(456)	Energy Select Sector SPDR Fund			(37,793)
(2,118)	iShares Russell 2000 ETF			(225,821)
(648)	Market Vectors Semiconductor ETF			(25,862)
(9,602)	SPDR S&P Homebuilders ETF			(1,614,096)
(2,517)	Technology Select Sector SPDR Fund			(80,620)
				(1,984,192)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $5,345,592)			(5,353,241)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $6,958,543)			(7,070,266)
Contracts***
	OPTIONS CONTRACTS WRITTEN * - (0.3)%
	CALL OPTIONS CONTRACTS WRITTEN - (0.2)%
	CBS Corp.
(3)	Expiration December 2013, Exercise Price $60.00			$ (300)
	eBay, Inc.
(92)	Expiration October 2013, Exercise Price $55.00			(20,608)
	Ingersoll-Rand PLC
(4)	Expiration October 2013, Exercise Price $67.50			(220)
	iShares Russell 2000 ETF
(16)	Expiration September 2013, Exercise Price $107.00			(16)
	iShares MSCI Emerging Markets ETF
(339)	Expiration October 2013, Exercise Price $43.00			(4,407)
	Nokia Corporation
(618)	Expiration October 2013, Exercise Price $6.00			(36,462)
	NorthStar Realty Finance Corp.
(8)	Expiration December 2013, Exercise Price $10.00			(120)
	S&P 500 Index
(3)	Expiration October 2013, Exercise Price $1,690.00			(3,210)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Contracts***				Value
	CALL OPTIONS CONTRACTS WRITTEN (Continued) - (0.2)%
	S&P 500 Index
(3)	Expiration October 2013, Exercise Price $1,675.00			$ (7,092)
	S&P 500 Index
(3)	Expiration October 2013, Exercise Price $1,670.00			(9,021)
	S&P 500 Index
(3)	Expiration October 2013, Exercise Price $1,695.00			(873)
	S&P 500 Index
(3)	Expiration November 2013, Exercise Price $1,735.00			(2,208)
	SPDR S&P 500 ETF Trust
(184)	Expiration September 2013, Exercise Price $171.00			(184)
	T-Mobile US, Inc.
(27)	Expiration November 2013, Exercise Price $29.00			(1,404)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $60,538)			(86,125)

	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	Apple, Inc.
(7)	Expiration October 2013, Exercise Price $475.00			(3,710)
	Broadcom Corp.
(100)	Expiration November 2013, Exercise Price $28.00			(23,700)
	Equinix, Inc.
(2)	Expiration January 2014, Exercise Price $165.00			(1,220)
	Equinix, Inc.
(2)	Expiration October 2013, Exercise Price $160.00			(65)
	Fortinet, Inc.
(96)	Expiration December 2013, Exercise Price $15.00			(1,680)
	Intuit
(61)	Expiration October 2013, Exercise Price $67.50			(11,285)
	iShares Russell 2000 ETF
(20)	Expiration October 2013, Exercise Price $103.00			(1,460)
	iShares Russell 2000 ETF
(27)	Expiration September 2013, Exercise Price $105.00			(27)
	JC Penny Co., Inc.
(18)	Expiration January 2014, Exercise Price $5.00			(540)
	SPDR S&P 500 ETF Trust
(10)	Expiration October 2013, Exercise Price $155.00			(260)
	SPDR S&P 500 ETF Trust
(293)	Expiration October 2013, Exercise Price $160.00			(15,529)
	T-Mobile US, Inc.
(27)	Expiration November 2013, Exercise Price $20.00			(378)
	VeriSign, Inc.
(2)	Expiration October 2013, Exercise Price $47.00			(14)
	Vmware, Inc.
(40)	Expiration October 2013, Exercise Price $80.00			(3,400)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $75,652)			(63,268)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $136,190)			$ (149,393)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

* Non-Income producing security
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2013.
# Subject to call option written
+ Structured Note
@ - Convertible bond
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $356,598 or 0.1% of net assets
ABS - Asset-Backed Security
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $5,925,899 or 12.3%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(b) Defaulted on interest payments; non-income producing security
(c) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $29,758,629 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
		Unrealized Appreciation:		$ 3,916,957
		Unrealized Depreciation:		(485,270)
		Net Unrealized Appreciation:		$ 3,431,687

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013  for the Funds' assets and liabilities measured at fair value:

SCA Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 18,699,167	$ -	$ -	$ 18,699,167
Mutual Funds	7,644,720	-	-	7,644,720
Hedge Fund	-	3,247,171	-	3,247,171
Exchanged Traded Funds	1,586,061	-	-	1,586,061
Preferred Stock	119,947	-	-	119,947
Bonds & Notes	-	8,394,346	-	8,394,346
Private Notes	-	-	3,700,000	3,700,000
Options Purchased	198,442	-	-	198,442
Total	$ 28,248,337	$ 11,641,517	$ 3,700,000	$ 43,589,854

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,716,971	$ -	$ -	$ 1,716,971
Exchanged Traded Funds	3,507,651	-	-	3,507,651
Options Written	118,185	-	-	118,185
Total	$ 5,342,807	$ -	$ -	$ 5,342,807

SCA Directional Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 15,424,311	$ -	$ -	$ 15,424,311
Mutual Funds	11,244,950	-	-	11,244,950
Hedge Fund	-	2,418,376	-	2,418,376
Exchanged Traded Funds	1,668,975	-	-	1,668,975
Preferred Stock	49,854	-	-	49,854
Bonds & Notes	-	5,797,873	-	5,797,873
Private Notes	-	-	3,500,000	3,500,000
Options Purchased	305,636	-	-	305,636
Total	$ 28,693,726	$ 8,216,249	$ 3,500,000	$ 40,409,975

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,717,025	$ -	$ -	$ 1,717,025
Exchanged Traded Funds	5,353,241	-	-	5,353,241
Options Written	149,393	-	-	149,393
Total	$ 7,219,659	$ -	$ -	$ 7,219,659

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

SCA Absolute Return Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 3,700,000	$ 20,325	$ 3,720,325
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	(9,050)	(9,050)
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 3,700,000	$ 11,275	$ 3,711,275

SCA Directional Fund
	Private Notes	Hedge Fund	Total
Beginning balance	$ 3,500,000	$ 13,566	$ 3,513,566
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	(6,043)	(6,043)
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 3,500,000	$ 7,523	$ 3,507,523

**includes change in unrealized appreciation attributable to Level 3 investments still held at September 30, 2013 of $0 and $0 for the SCA Absolute Return Fund and SCA Directional Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2013 the amount of appreciation on option contracts in the SCA Absolute Return Fund subject to equity contracts risk exposure amounted to $80,257. The amount of appreciation on option contracts in the SCA Directional Fund subject to equity contracts risk exposure amounted to $156,243.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation.  The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/27/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/27/13